April 27, 2010

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Third Avenue Variable Series Trust
Post-Effective Amendment No. 14 To
Registration Statement On Form N-1A
(REGISTRATION NOS. 333-81141 AND 811-09395)

Ladies and Gentlemen:

                    On behalf of Third Avenue Variable Series Trust (the “Trust”), pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), we transmit herewith in electronic form Post-Effective Amendment No. 14 under the 1933 Act and Amendment No. 15 under the Investment Company Act of 1940, as amended, to the Trust’s Registration Statement on Form N-1A (the “Amendment”), together with certain exhibits thereto. The Trust has filed, as separate correspondence, its responses to comments of the staff of the Securities and Exchange Commission (the “Staff”) provided by Ms. Rebecca Marquigny to the Trust’s prospectus and statement of additional information (“SAI”). The Trust’s Tandy letter has been filed as part of that correspondence.

                    The versions of the prospectus and SAI filed as part of the Amendment are identical to the versions filed in draft form as correspondence to the Staff on April 20, 2010 and April 23, 2010, respectively. The Trust is seeking acceleration of the effective date of the Amendment to April 30, 2010. Acceleration requests from the Trust and its principal underwriter are being filed concurrent with the filing of the Amendment.

                    No registration fee is required to be paid by the Trust. The original signature page to the Amendment has been manually executed and will be retained by the Trust.

                    Please telephone the undersigned at (212) 906-1190 with any questions about this Amendment.

Very truly yours,

/s/ W. James Hall

W. James Hall

General Counsel